UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period to

Date of Report (Date of earliest event reported)

October 15, 2013

CHASE BANK USA, NATIONAL ASSOCIATION1

(Exact name of securitizer as specified in its charter)

Commission File Number of depositor: 333-103210

Central Index Key Number of depositor: 0000869090

Patricia M. Garvey

Vice President

Chase Bank USA, National Association

201 North Walnut Street

Wilmington, Delaware 19801

(302) 282-5113

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii)  ☐

[1]	Chase Bank USA, National Association, as securitizer, is filing this Form ABS-15G for the following affiliated entity: Chase Credit Card Owner Trust 2003-4 (Central Index Key Number 0001263435).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Chase Bank USA, National Association, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity: Chase Credit Card Owner Trust 2003-4 (the “Trust”). October 15, 2013 was the date of the last payment on the last asset-backed security of the Trust that was issued by the Trust, the Securitizer or an affiliate of the Securitizer.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHASE CREDIT CARD OWNER TRUST 2003-4

By:	CHASE BANK USA, NATIONAL ASSOCIATION, as Securitizer

	By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Vice President

Date: November 5, 2013